INTANGIBLE ASSETS (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
INTANGIBLE ASSETS [Abstract]
Legal life of patents	20 years
Amortization expense	$ 14,861	$ 14,861
Expense for abandoned patents